Total
PGIM JENNISON MID-CAP GROWTH FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation .
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.

You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in
Reducing or Waiving Class A's and Class C’s Sales Charges
on page 24 of the Fund's Prospectus,
Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries
on page 48 of the Fund's Prospectus and in
Rights of Accumulation
on page
50
of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM JENNISON MID-CAP GROWTH FUND - USD ($)	Class A	Class C	Class R	Class Z		Class R2	Class R4	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	1.00%	none	none		none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none		none	none	none
Redemption fee	none	none	none	none		none	none	none
Exchange Fee	none	none	none	none		none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	none	none	[1]	none	none	none
[1]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM JENNISON MID-CAP GROWTH FUND		Class A	Class C	Class R	Class Z	Class R2		Class R4		Class R6
Management fee		0.57%	0.57%	0.57%	0.57%	0.57%		0.57%		0.57%
Distribution and service (12b-1) fees		0.30%	1.00%	0.75%	none	0.25%		none		none
Other expenses:		0.19%	0.19%	0.19%	0.17%	2.88%		3.01%		0.03%
Shareholder service fee		none	none	none	none	0.10%	[1]	0.10%	[1]	none
Remainder of other expenses		0.19%	0.19%	0.19%	0.17%	2.78%		2.91%		0.03%
Total annual Fund operating expenses		1.06%	1.76%	1.51%	0.74%	3.70%		3.58%		0.60%
Fee waiver and/or expense reimbursement		none	none	(0.25%)	none	(2.62%)		(2.75%)		none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	1.06%	1.76%	1.26%	0.74%	1.08%		0.83%		0.60%
[1]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through December 31, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 1.08% of average daily net assets for Class R2 shares or 0.83% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This expense limitation may not be terminated prior to December 31, 2021 without the prior approval of the Fund’s Board of Directors.
[3]	The distributor of the Fund has contractually agreed through December 31, 2021 to reduce its distribution and service (12b-1) fees for Class R shares to 0.50% of the average daily net assets of Class R shares. This waiver may not be terminated prior to December 31, 2021 without the prior approval of the Fund’s Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - PGIM JENNISON MID-CAP GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	652	869	1,103	1,773
Class C	279	554	954	2,073
Class R	128	453	800	1,780
Class Z	76	237	411	918
Class R2	110	889	1,689	3,780
Class R4	85	841	1,619	3,663
Class R6	61	192	335	750

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM JENNISON MID-CAP GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	652	869	1,103	1,773
Class C	179	554	954	2,073
Class R	128	453	800	1,780
Class Z	76	237	411	918
Class R2	110	889	1,689	3,780
Class R4	85	841	1,619	3,663
Class R6	61	192	335	750

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
The Fund’s subadviser normally invests at least 80% of the Fund's investable assets in equity and equity-related securities of medium-sized companies with the potential for above-average growth. In deciding which equities to buy, the subadviser uses what is known as a growth investment style. This means the subadviser invests in companies that it believes could experience superior sales or earnings growth. In addition to buying equities, the Fund may invest in other equity-related securities. Equity-related securities include American Depositary Receipts (ADRs), American Depositary Shares (ADSs), common stocks, non-convertible preferred stocks, warrants and rights that can be exercised to obtain stock, and the common and preferred stock of real estate investment trusts (REITs).
The Fund considers medium-sized companies to be those with market capitalizations that are within the market capitalization range of the Russell Midcap Index. Market capitalization is measured at the time of purchase. The market capitalizations within the Russell Midcap Index will vary, but as of September 30, 2020, the median capitalization was $8.2 billion, and the largest company by market capitalization was $45.1 billion. The Fund may invest in equity securities of companies with market capitalizations larger or smaller than previously noted, consistent with its investment objective.
“Investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name.

Principal Risks
All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Economic and Market Events Risk
. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk.
The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indices and the performance of the Fund can deviate from the performance of these indices. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Growth Style Risk.
 The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.
Increase in Expenses Risk.
Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Large Shareholder and Large Scale Redemption Risk.
Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Management Risk.
The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
Market Disruption and Geopolitical Risks
. International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Market Risk.
Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Medium Capitalization (Mid-Cap) Company Risk.
The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small- or large-capitalization companies.

Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.

Updated Fund performance information is available online at

www.pgiminvestments.com.

Annual Total Returns (Class Z Shares)1
[1]	The total return for Class Z shares from January 1, 2020 to September 30, 2020 was 16.97%.

Best Quarter:		Worst Quarter:
19.75%	1st Quarter 2019	-15.55%	3rd Quarter 2011

Average Annual Total Returns % (including sales charges) (as of 12-31-19)
Average Annual Total Returns - PGIM JENNISON MID-CAP GROWTH FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A Shares	29.61%	7.95%	11.23%
Class C Shares	35.29%	8.42%	11.09%
Class R Shares	36.84%	8.96%	11.65%
Class R2 Shares	37.06%			11.81%	Dec. 27, 2017
Class R4 Shares	37.41%			12.09%	Dec. 27, 2017
Class R6 Shares	37.76%	9.68%		11.33%	Jan. 18, 2011
Class Z Shares	37.52%	9.49%	12.19%
Class Z Shares | Return After Taxes on Distributions	28.99%	5.30%	9.62%
Class Z Shares | Return After Taxes on Distributions and Sale of Fund Shares	27.98%	6.89%	9.73%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	35.47%	11.60%	14.24%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	30.54%	9.33%	13.19%

°

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.